Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Exclusive agreement, description	the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay $100,000 in cloud costs over a seven-year period contingent upon the successful completion of the Business Combination.
Landlord of lease guarantee		$ 1,656,000
Letter of credit		230,000
tangible net		100,000,000
Market capitalization		300,000,000
Reduced amount		230,000
Letter of credit requirement amount		1,196,000		$ 1,196,000
Restricted cash equivalents		460,000		230,000
Restricted cash equivalents		$ 230,000
Lease term		5 years
Lease agreement		$ 94,000
Contingencies		1,105,000		$ 829,000
Committed to pay a minimum cost	$ 98,000
Estimated and recorded liability		$ 1,105	$ 1,105